IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Mountaineer Midstream	Jun. 21, 2013 Mountaineer Midstream	Dec. 31, 2011 Grand River Gathering, LLC	Oct. 27, 2011 Grand River Gathering, LLC	Dec. 31, 2013 Bison Midstream	Feb. 15, 2013 Bison Midstream	Dec. 31, 2013 Favorable gas gathering contract	Dec. 31, 2012 Favorable gas gathering contract	Dec. 31, 2011 Favorable gas gathering contract	Dec. 31, 2013 Contract intangibles	Dec. 31, 2012 Contract intangibles	Dec. 31, 2011 Contract intangibles	Dec. 31, 2013 Rights-of-way	Dec. 31, 2012 Rights-of-way	Dec. 31, 2011 Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives										18 years 8 months 12 days	18 years 8 months 12 days		12 years 6 months	12 years 4 months 24 days		24 years 3 months 18 days	23 years 6 months
Gross carrying amount	$ 559,365	$ 359,341								$ 24,195	$ 24,195		$ 426,464	$ 244,100		$ 108,706	$ 91,046
Accumulated amortization	(57,188)	(21,893)								(6,315)	(4,237)		(43,158)	(14,504)		(7,715)	(3,152)
Total intangible assets, net	502,177	337,448								17,880	19,958		383,306	229,596		100,991	87,894
Noncurrent liability
Unfavorable gas gathering contract, useful lives	10 years	10 years
Unfavorable contract, Gross Carrying Amount	10,962	10,962
Unfavorable gas gathering contract, Accumulated Amortization	(4,588)	(3,542)
Unfavorable gas gathering contract, Net	6,374	7,420
Amortization expense
Amortization expense										2,078	1,715	1,718	28,654	12,642	1,862	4,563	1,610	908
Amortization expense - unfavorable contract	(1,046)	(1,524)	(1,410)
Assets
2014	40,503
2015	43,522
2016	43,777
2017	42,513
2018	42,058
Liabilities
2014	1,549
2015	1,650
2016	1,571
2017	1,604
2018	0
Goodwill [Roll Forward]
Goodwill, beginning balance	45,478	45,478			16,211	45,500	45,478		54,199
Goodwill recognized in connection with acquisitions				18,089				54,199
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other	(1,878)
Goodwill, ending balance	$ 115,888	$ 45,478	$ 45,478		$ 16,211	$ 45,500	$ 45,478		$ 54,199